ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$22,594	$114,678
Receivables from affiliated companies	366	1,972
Receivables from subsidiaries	181,458	177,384
Prepaid expenses and other current assets	5,193	4,584

Total current assets	209,611	298,618

Receivables from subsidiaries	675,124	674,394

Total assets	$884,735	$973,012

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	$4,473	$2,811
Income tax payable	2,266	12,621
Payables to subsidiaries	265,990	249,130

Total current liabilities	272,729	264,562

Investments deficit in subsidiaries	423,453	596,976
Other long-term liabilities	88	28
Payables to subsidiaries	1,435,067	1,437,906

Total liabilities	2,131,337	2,299,472

Shareholders’ deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,351,540,382 shares issued; 1,172,055,466 and 1,259,138,299 shares outstanding, respectively	13,515	13,515
Treasury shares, at cost; 179,484,916 and 92,402,083 shares, respectively	(356,835)	(216,626)
Additional paid-in capital	2,988,714	2,985,730
Accumulated other comprehensive losses	(63,712)	(95,750)
Accumulated losses	(3,828,284)	(4,013,329)

Total shareholders’ deficit	(1,246,602)	(1,326,460)

Total liabilities and shareholders’ deficit	$884,735	$973,012

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(
In
thousands)

	Year Ended December 31,
	2025	2024	2023
Operating revenues	$21,015	$18,758	$84,130

Operating costs and expenses:
General and administrative	(32,276)	(29,867)	(34,342)
Property charges and other	375	(14)	(1,244)

Total operating costs and expenses	(31,901)	(29,881)	(35,586)

Operating (loss) income	(10,886)	(11,123)	48,544

Non-operating income (expenses):
Interest income	48,286	49,243	4,991
Interest expense	(8,786)	(12,901)	(19,366)
Foreign exchange gains (losses), net	933	(414)	1,496
Other income, net	1,921	7,174	7,302
Share of results of subsidiaries	143,223	11,657	(358,767)

Total non-operating income (expenses), net	185,577	54,759	(364,344)

Income (loss) before income tax	174,691	43,636	(315,800)
Income tax benefit (expense)	10,354	(93)	(11,120)

Net income (loss)	$185,045	$43,543	$(326,920)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In
thousands
)

	Year Ended December 31,
	2025	2024	2023
Net income (loss)	$185,045	$43,543	$(326,920)
Other comprehensive income:
Foreign currency translation adjustments	32,038	2,849	13,370

Other comprehensive income	32,038	2,849	13,370

Total comprehensive incom e (loss)	$217,083	$46,392	$(313,550)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2025	2024	2023
Cash flows from operating activities:
Net cash provided by operating activities	$89,956	$198,077	$70,894

Cash flows from investing activities:
Payments of advances to subsidiaries	(19,659)	(20,275)	(528,794)
Proceeds from advances repayment from subsidiaries	2,947	7,823	75,041
Proceeds from loan repayment from an affiliated company	—	—	200,000
Proceeds from transfer of intangible asset	—	—	519,000

Net cash (used in) provided by investing activities	(16,712)	(12,452)	265,247

Cash flows from financing activities:
Repurchase of shares	(166,010)	(112,292)	(169,836)
Proceeds from exercise of share options	682	—	226
Proceeds from loans or advances from subsidiaries	—	—	158,000
Repayments of loans or advances from subsidiaries	—	(20,000)	(270,593)

Net cash used in financing activities	(165,328)	(132,292)	(282,203)

(Decrease) increase in cash and cash equivalents	(92,084)	53,333	53,938
Cash and cash equivalents at beginning of year	114,678	61,345	7,407

Cash and cash equivalents at end of year	$22,594	$114,678	$61,345